Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The useful lives most commonly used are the following:

Machinery and equipment	3 to 5 years
Building and leasehold improvements	Lesser of 6 years or the life of the lease
Computer equipment	3 years
Furniture and office equipment	5 years
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Total
	(in thousands)
Cost:
At January 1, 2015	$1,313	$23,522	$4,300	$29,135
Additions	—	1,713	85	1,798
Disposals	—	(4)	(1)	(5)
Exchange difference	(14)	(64)	(19)	(97)
At December 31, 2015	1,299	25,167	4,365	30,831
Additions	34	2,549	78	2,661
Disposals	—	(345)	(643)	(988)
Exchange difference	(30)	(221)	(51)	(302)
At December 31, 2016	1,303	27,150	3,749	32,202
Additions	9	2,979	58	3,046
Disposals	(87)	(4,327)	(81)	(4,495)
Exchange difference	17	111	35	163
At December 31, 2017	$1,242	$25,913	$3,761	$30,916
Depreciation and impairment:
At January 1, 2015	375	16,103	3,914	20,392
Depreciation charge for the year	208	2,904	296	3,408
Disposals	—	(1)	(1)	(2)
Exchange difference	(5)	(40)	(38)	(83)
At December 31, 2015	578	18,966	4,171	23,715
Depreciation charge for the year	214	2,678	189	3,081
Disposals	—	(346)	(641)	(987)
Exchange difference	(9)	(140)	(117)	(266)
At December 31, 2016	783	21,158	3,602	25,543
Depreciation charge for the year	226	2,405	129	2,760
Disposals	(87)	(4,327)	(81)	(4,495)
Reclassification	275	326	(601)	—
Exchange difference	16	60	40	116
At December 31, 2017	$1,213	$19,622	$3,089	$23,924
At January 1, 2015	$938	$7,419	$386	$8,743
At December 31, 2015	721	6,201	194	7,116
At December 31, 2016	520	5,992	147	6,659
At December 31, 2017	$29	$6,291	$672	$6,992